Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Escrow account		$ 200,000
Restricted cash		209,317		9,305
Inventory write-down		188,268		369,512	$ 117,807
Deferred IPO costs				1,051,038
Advance from customers		207,293		186,874
Advance from customers and recognized		186,874		75,374	167,824
Government subsidies received		7,255		62,627	17,910
Comprehensive (loss)/income		(1,818,413)		$ 1,479,753	$ 2,657,195
Tax benefit percentage				50.00%
Underpayment tax		(15)	¥ 100
Value added tax percentage	16.00%			21.00%
Cash and restricted cash		2,672,506		$ 4,584,530
financial institutions		$ 3,062,241		$ 3,133,085
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue percentage		17.40%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue percentage		12.70%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		13.00%	13.00%
Netherlands [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		21.00%	21.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage					0.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.70%	10.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.60%	10.60%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.20%	10.20%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%	15.50%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		21.60%	21.60%
One Customer [Member] | Customer Concentration Risk [Member] | Total purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.10%	12.10%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.60%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.40%	10.40%
Three Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.50%
Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Comprehensive (loss)/income		$ 372,130		$ 584,060	$ 605,267
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Future payment						$ 2,524,923	$ 822,408